Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums Written
Direct premiums written		$ 347,351	$ 393,186	$ 421,756
Assumed premiums written		8,755,007	8,296,093	7,782,169
Ceded premiums written		1,173,446	1,145,084	1,069,907
Net premiums written	[1]	7,928,912	7,544,195	7,134,018
Premiums Earned
Direct premiums earned		372,230	377,380	318,058
Assumed premiums earned		8,751,812	7,993,480	7,607,845
Ceded premiums earned		1,205,282	1,113,743	969,381
Net premiums earned (1)	[1]	7,918,760	7,257,117	6,956,522
Losses and Loss Expenses
Direct losses and loss expenses		188,912	207,301	221,173
Assumed losses and loss expenses		5,184,792	5,244,214	5,415,118
Ceded losses and loss expenses		383,496	725,643	785,251
Net losses and loss expenses	[1]	4,990,208	4,725,872	4,851,040
Non Life
Premiums Written
Direct premiums written		347,351	393,186	421,756
Assumed premiums written		6,646,273	6,622,236	6,135,299
Ceded premiums written		1,145,301	1,116,672	1,046,227
Net premiums written		5,848,323	5,898,750	5,510,828
Premiums Earned
Direct premiums earned		372,230	377,380	318,058
Assumed premiums earned		6,643,101	6,319,389	5,956,360
Ceded premiums earned		1,176,865	1,085,317	944,862
Net premiums earned (1)		5,838,466	5,611,452	5,329,556
Losses and Loss Expenses
Direct losses and loss expenses		188,912	207,301	221,173
Assumed losses and loss expenses		3,346,078	3,817,630	3,991,292
Ceded losses and loss expenses		352,650	711,697	769,220
Net losses and loss expenses		3,182,340	3,313,234	3,443,245
Life and Health
Premiums Written
Direct premiums written		0	0	0
Assumed premiums written		2,108,734	1,673,857	1,646,870
Ceded premiums written		28,145	28,412	23,680
Net premiums written		2,080,589	1,645,445	1,623,190
Premiums Earned
Direct premiums earned		0	0	0
Assumed premiums earned		2,108,711	1,674,091	1,651,485
Ceded premiums earned		28,417	28,426	24,519
Net premiums earned (1)		2,080,294	1,645,665	1,626,966
Losses and Loss Expenses
Direct losses and loss expenses		0	0	0
Assumed losses and loss expenses		1,838,714	1,426,584	1,423,826
Ceded losses and loss expenses		30,846	13,946	16,031
Net losses and loss expenses		$ 1,807,868	$ 1,412,638	$ 1,407,795

[1]	See Note 21 for additional information regarding related party transactions.